Decommissioning Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Decommissioning Obligations
Decommissioning obligations, beginning of year	$ 15,018	$ 13,641
Changes in estimates	(946)	1,167
Accretion		210
Decommissioning obligations, end of year	$ 14,072	$ 15,018